Short Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Realized gains on sales of short-term investments, trading securities	$ 4	$ 4	$ 2
Unrealized holding loss on short-term investment	0	0	118
Gain on structured notes		$ 118